FAIR VALUE MEASUREMENTS (Details) - EBP 010 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,395,545,016	$ 2,051,994,449
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	105,677,096	67,491,333
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	517,922,365	514,081,762
Commingled funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,661,018,168	1,389,307,804
Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	110,927,387	81,113,550
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,395,545,016	2,051,994,449
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	105,677,096	67,491,333
Level 1 | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	517,922,365	514,081,762
Level 1 | Commingled funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,661,018,168	1,389,307,804
Level 1 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	110,927,387	81,113,550
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Commingled funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Commingled funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0